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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08748

Wanger Advisors Trust
(Exact name of registrant as specified in charter)

227 W. Monroe Street, Suite 3000, Chicago, IL		60606
(Address of principal executive offices)		(Zip code)

Mary C. Moynihan Perkins Coie LLP 700 13th Street, NW Suite 600 Washington, DC 20005
(Name and address of agent for service)

Registrant’s telephone number, including area code:		312-634-9200

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments.

Wanger International Report

Wanger International	Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
	Equities — 98.3%

	Asia — 44.6%

	Japan — 19.8%
443,589	Kansai Paint Paint Producer in Japan, India, China & Southeast Asia	$5,894,948
247,000	NGK Spark Plug Automobile Parts	5,481,916
537,000	Wacom Computer Graphic Illustration Devices	5,165,645
3,420	Orix JREIT Diversified REIT	4,345,039
121,700	Hoshizaki Electric Commercial Kitchen Equipment	4,205,403
139,900	Start Today Online Japanese Apparel Retailer	3,951,705
216,000	Park24 Parking Lot Operator	3,843,662
144,000	Ariake Japan Manufacturer of Soup/Sauce Extracts for Business-to-business Use	3,570,781
25,500	Nakanishi Dental Tools & Machinery	3,559,639
152,000	Japan Airport Terminal Airport Terminal Operator at Haneda	3,517,804
47,000	Rinnai Gas Appliances for Household & Commercial Use	3,492,756
22,400	Hirose Electric Electrical Connectors	3,448,034
1,004,000	Seven Bank ATM Processing Services	3,363,284
131,000	Glory Currency Handling Systems & Related Equipment	3,300,704
226,000	Nippon Kayaku Functional Chemicals, Pharmaceuticals & Auto Safety Systems	3,261,774
214,000	NGK Insulators Ceramic Products for Auto, Power & Electronics	3,260,380
85,000	Omron Electric Components for Factory Automation	3,079,025
620	Kenedix Realty Investment Tokyo Mid-size Office REIT	3,049,576
84,000	Kintetsu World Express Airfreight Logistics	3,022,755
100,900	Toyo Suisan Kaisha Instant Noodle Manufacturer	2,962,514
121,000	Nabtesco Machinery Components	2,957,252
157,000	Daiseki Waste Disposal & Recycling	2,899,935
280	Nippon Prologis REIT Logistics REIT in Japan	2,805,793
220,500	Ushio Industrial Light Sources	2,746,232
56,500	Santen Pharmaceutical Specialty Pharma (Ophthalmic Medicine)	2,743,747
136,000	Aica Kogyo Laminated Sheets, Building Materials & Chemical Adhesives	2,713,960
59,536	Miraca Holdings Outsourced Lab Testing, Diagnostic Equipment & Reagents	2,660,790
45,300	Disco Semiconductor Dicing & Grinding Equipment	2,602,284
70,000	Benesse Education Service Provider	2,546,028
65,500	Hamamatsu Photonics Optical Sensors for Medical & Industrial Applications	2,473,819
141,000	Suruga Bank Regional Bank	2,430,661
250	Industrial & Infrastructure Fund Industrial REIT in Japan	2,373,338
55,711	Ain Pharmaciez Dispensing Pharmacy/Drugstore Operator	2,360,395
340	Mori Hills REIT Investment Tokyo-centric Diversified REIT	2,353,939
134,000	OSG Consumable Cutting Tools	2,347,324
54,000	FamilyMart Convenience Store Operator	2,338,930
191,900	Kuraray Special Resin, Fine Chemical, Fibers & Textures	2,306,534
30,100	FP Corporation Disposable Food Trays & Containers	2,263,622
109,039	Nihon Parkerizing Metal Surface Treatment Agents & Processing Service	2,235,168
76,000	Misumi Group Industrial Components Distributor	2,209,442
35,000	Sanrio Character Goods & Licensing	2,157,349
360	Global One Real Estate Office REIT	2,156,134
150,000	Doshisha Wholesaler of Household Products	2,146,817
676,000	Aozora Bank Commercial Bank	2,007,558
124,000	Nippon Paint Paints for Automotive, Decorative & Industrial Usage	1,985,187
48,200	Milbon Manufacturer of Hair Products for Business-to-business Use	1,977,395
197,000	Asahi Diamond Industrial Consumable Diamond Tools	1,957,765
80,000	Icom Two Way Radio Communication Equipment	1,895,690
49,000	Itochu Techno-Science IT Network Equipment Sales & Services	1,743,721
16,000	Shimano Bicycle Components & Fishing Tackle	1,430,892

Number of Shares		Value
	Japan — 19.8% (cont)
147,900	Sintokogio Automated Casting Machines, Surface Treatment System & Consumables	$1,112,369
155,000	Lifenet Insurance (a) (b) Online Life Insurance Company in Japan	1,027,911
34,600	MonotaRO Online MRO (Maintenance, Repair, Operations) Goods Distributor in Japan	1,016,504
22,400	JIN Eyeglasses Retailer	844,534
86,000	NOF Specialty Chemicals, Life Science & Rocket Fuels	554,077
12,800	OBIC Computer Software	414,011
		150,574,451
	Taiwan — 6.4%
3,709,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	9,240,891
213,000	St. Shine Optical World’s Leading Disposable Contact Lens OEM (Original Equipment Manufacturer)	5,869,590
1,480,000	Taiwan Mobile Taiwan’s Second Largest Mobile Operator	5,249,435
749,000	Delta Electronics Industrial Automation, Switching Power Supplies & Passive Components	3,637,151
181,000	Ginko International Largest Contact Lens Maker in China	3,348,855
2,032,000	CTCI Corp International Engineering Firm	3,284,291
506,000	Advantech Industrial PC & Components	2,832,670
1,341,835	Lite-On Technology Mobile Device, LED & PC Server Component Supplier	2,287,211
1,080,829	Chipbond Semiconductor Back-end Packaging Services	2,231,788
602,523	Flexium Interconnect Flexible Printed Circuit for Mobile Electronics	2,077,116
262,000	President Chain Store Convenience Chain Store Operator	1,892,445
806,000	Taiwan Hon Chuan Beverage Packaging (Bottles, Caps, Labels) Manufacturer	1,749,948
695,000	Chroma Ate Automatic Test Systems, Testing & Measurement Instruments	1,563,438
391,000	Radiant Opto-Electronics LCD Back Light Units & Modules	1,394,545
196,000	PC Home Taiwanese Internet Retail Company	1,127,718
287,000	Lung Yen Funeral Services & Columbaria	872,465
26,933	CHC Healthcare Medical Device Distributor	86,557
		48,746,114
	Hong Kong — 4.8%
290,000	Melco Crown Entertainment - ADR (a) Macau Casino Operator	9,230,700
1,835,000	Melco International Macau Casino Operator	4,931,665
2,888,000	Sa Sa International Cosmetics Retailer	3,260,890
917,800	MGM China Holdings Macau Casino Operator	3,052,522
1,400,000	Lifestyle International Mid to High-end Department Store Operator in Hong Kong & China	2,979,215
2,000,000	Vitasoy International Hong Kong Soy Food Brand	2,525,528
893,450	L’Occitane International Skin Care & Cosmetics Producer	2,335,829
848,000	Kingboard Chemicals Paper & Glass Laminates, PCB, Specialty Chemicals & Properties	2,183,437
3,000,000	Mapletree Greater China Commercial Trust (a) Retail & Office Property Landlord	2,141,004
454,000	AAC Technologies Miniature Acoustic Components	2,069,888
176,000	ASM Pacific Semi Back-end & Surface Mounting Equipment	1,787,908
		36,498,586
	Korea — 3.5%
66,570	Coway Household Appliance Rental Service Provider	3,691,413
138,377	Paradise Co Korean ‘Foreigner Only’ Casino Operator	3,153,829
50,000	LS Industrial Systems Manufacturer of Electrical & Automation Equipment	3,024,517
6,865	KCC Paint & Housing Material Manufacturer	2,884,956
23,800	CJ Corp Holding Company of Korean Consumer Conglomerate	2,569,947
46,952	Kepco Plant Service & Engineering Power Plant & Grid Maintenance	2,375,012
1,495	Lotte Chilsung Beverage Beverages & Liquor Manufacturer	2,360,143
53,000	Samsung Securities Brokerage & Wealth Management	2,319,482
58,950	Handsome High-end Apparel Company	1,578,853

Number of Shares		Value
	Korea — 3.5% (cont)
50,494	iMarketKorea Procurement, Distribution of MRO (Maintenance, Repair, Operations) Goods	$1,178,420
74,000	Nexen Tire Tire Manufacturer	1,101,508
		26,238,080
	Singapore — 2.4%
3,850,000	Mapletree Commercial Trust Retail & Office Property Landlord	3,731,046
1,878,000	CDL Hospitality Trust Hotel Owner/Operator	2,437,785
700,000	Super Group Instant Food & Beverages in Southeast Asia	2,367,440
1,239,000	Ascendas REIT Industrial Property Landlord	2,254,349
2,000,000	Mapletree Industrial Trust Industrial Property Landlord	2,151,347
2,500,000	Mapletree Logistics Trust Industrial Property Landlord	2,134,211
360,000	Singapore Exchange Singapore Equity & Derivatives Market Operator	2,085,294
473,000	Petra Foods Cocoa Processor & Chocolate Manufacturer	1,305,771
107,000	Goodpack Limited International Bulk Container Leasing	147,551
		18,614,794
	China — 1.7%
229,000	WuXi PharmaTech - ADR (a) Largest Contract Research Organization Business in China	6,274,600
439,000	Biostime Pediatric Nutrition & Baby Care Products Provider	3,318,940
1,067,000	Want Want Chinese Branded Consumer Food Company	1,622,563
3,022,000	AMVIG Holdings Chinese Tobacco Packaging Material Supplier	1,302,630
435,000	Digital China IT Distribution & Systems Integration Services	533,530
		13,052,263
	Indonesia — 1.5%
3,249,542	Archipelago Resources (c) (d) (e) Gold Mining Projects in Indonesia, Vietnam & the Philippines	2,976,291
4,579,000	Tower Bersama Infrastructure (a) Communications Towers	2,313,051
23,000,000	Ace Indonesia Home Improvement Retailer	1,391,789
509,000	Mayora Indah Consumer Branded Food Manufacturer	1,390,286
5,300,000	Surya Citra Media Free to Air TV Station in Indonesia	1,167,358
1,043,500	Matahari Department Store (a) Largest Department Store Chain in Indonesia	946,484
4,681,000	MNC Skyvision (a) Largest Satellite Pay TV Operator in Indonesia	723,473
6,358,000	Arwana Citramulia Ceramic Tiles for Home Decoration	467,053
165,500	Mitra Adiperkasa Operator of Department Store & Specialty Retail Stores	88,612
601,500	Southern Arc Minerals (a) Gold & Copper Exploration in Indonesia	52,556
		11,516,953
	India — 1.5%
329,424	Asian Paints India’s Largest Paint Company	2,418,628
161,000	United Breweries India’s Largest Brewer	2,212,923
91,100	Colgate Palmolive India Consumer Products in Oral Care	1,804,548
694,809	Adani Ports & Special Economic Zone Indian West Coast Shipping Port	1,533,609
8,620	Bosch Automotive Parts	1,245,815
1,217,418	Redington India Supply Chain Solutions for IT & Mobile Handsets in Emerging Markets	1,064,252
12,300	TTK Prestige Branded Cooking Equipment	654,356
199,131	SKIL Ports and Logistics (a) Indian Container Port Project	277,241
		11,211,372
	Thailand — 1.2%
10,000,000	Home Product Center Home Improvement Retailer	3,911,580
412,900	Airports of Thailand Airport Operator of Thailand	2,492,361
1,500,000	Robinson’s Department Store Department Store Operator in Thailand	2,282,875
1,000,000	Samui Airport Property Fund Thai Airport Operator	539,873
		9,226,689
	Philippines — 0.8%
650,000	Int’l Container Terminal Container Handling Terminals & Port Management	1,449,411

Number of Shares		Value
	Philippines — 0.8% (cont)
5,500,000	Melco Crown Resorts (Philippines) (a) Integrated Resort Operator in Manila	$1,389,527
3,760,000	SM Prime Holdings Shopping Mall Operator	1,381,601
435,670	Security Bank Commercial Bank in Philippines	1,313,160
411,800	Puregold Price Club Supermarket Operator in Philippines	394,882
		5,928,581
	Cambodia — 0.6%
5,774,000	Nagacorp Casino/Entertainment Complex in Cambodia	4,871,647
	Mongolia — 0.3%
6,061,500	Mongolian Mining (a) Coking Coal Mining in Mongolia	1,087,128
118,952	Turquoise Hill Resources (a)	525,442
108,951	Turquoise Hill Resources (a) (b) (f) Copper Mine Project in Mongolia	481,563
		2,094,133
	Malaysia — 0.1%
191,800	Aeon Shopping Center & Department Store Operator	906,188
	Total Asia	339,479,851

	Europe — 33.9%

	United Kingdom — 10.2%
448,000	Jardine Lloyd Thompson Group International Business Insurance Broker	6,853,779
2,000,000	Charles Taylor Insurance Services	6,799,384
117,847	Spirax Sarco Steam Systems for Manufacturing & Process Industries	5,752,096
381,000	Telecity European Data Center Provider	5,119,451
314,043	WH Smith (b) Newsprint, Books & General Stationery Retailer	4,204,506
215,829	Babcock International Public Sector Outsourcer	4,178,893
93,000	Croda Oleochemicals & Industrial Chemicals	3,997,310
1,086,000	Smiths News Newspaper & Magazine Distributor	3,604,159
356,000	Shaftesbury London Prime Retail REIT	3,400,340
270,000	Smith & Nephew Medical Equipment & Supplies	3,370,066
353,326	Domino’s Pizza UK & Ireland Pizza Delivery in UK, Ireland & Germany	3,340,479
360,000	Abcam Online Sales of Antibodies	2,948,990
451,000	Halford’s The UK’s Leading Retailer for Leisure Goods & Auto Parts	2,873,770
715,966	Elementis Clay-based Additives	2,778,310
63,000	Rightmove Internet Real Estate Listings	2,416,161
55,603	AVEVA Engineering Software	2,338,609
3,455,000	Cable and Wireless Leading Telecoms Service Provider in the Caribbean	2,216,626
68,000	Fidessa Group Software for Financial Trading Systems	2,188,495
45,000	Whitbread The UK’s Leading Hotelier & Coffee Shop	2,159,290
80,731	Aggreko Temporary Power & Temperature Control Services	2,096,356
274,715	PureCircle (a) (b) Natural Sweeteners	1,512,104
189,615	Ocado (a) Leading Online Grocery Retailer	1,215,593
16,000	Intertek Group Testing, Inspection, Certification Services	856,075
36,815	Tullow Oil Oil & Gas Producer	610,302
132,000	Foxtons (a) London-centric Residential Real Estate Broker	576,976
5,783	Telecom Plus UK Multi Utility	118,524
		77,526,644
	France — 3.7%
32,020	Eurofins Scientific Food, Pharmaceuticals & Materials Screening & Testing	8,070,194
110,000	Neopost (b) Postage Meter Machines	8,010,633
51,200	Gemalto Digital Security Solutions	5,497,638
30,533	Norbert Dentressangle Leading European Logistics & Transport Group	3,263,220
96,450	Saft Niche Battery Manufacturer	2,660,537
220,933	Hi-Media (a) Online Advertiser in Europe	538,001
		28,040,223
	Netherlands — 3.5%
291,319	Aalberts Industries Flow Control & Heat Treatment	7,762,017

Number of Shares		Value
	Netherlands — 3.5% (cont)
145,741	UNIT4 Business Software Development	$5,707,949
113,383	TKH Group Dutch Industrial Conglomerate	3,396,060
51,818	Fugro Subsea Oilfield Services	3,160,900
98,582	Arcadis Engineering Consultants	2,819,372
14,197	Core Labs Oil & Gas Reservoir Consulting	2,402,274
27,926	Vopak World’s Largest Operator of Petroleum & Chemical Storage Terminals	1,600,159
2,000	Frank’s International (a) Global Provider of Casing Running Services Post Drilling of Wells	59,860
		26,908,591
	Germany — 2.9%
159,092	Wirecard Online Payment Processing & Risk Management	5,442,032
14,270	Rational Commercial Ovens	4,256,791
71,333	NORMA Group Clamps for Automotive & Industrial Applications	3,436,468
250,000	TAG Immobilien Owner of Residential Properties in Germany	3,102,424
57,000	Elringklinger Automobile Components	2,564,761
77,179	Aurelius European Turnaround Investor	2,500,659
26,200	Deutsche Beteiligungs Private Equity Investment Management	678,766
		21,981,901
	Switzerland — 2.6%
29,041	Partners Group Private Markets Asset Management	7,119,356
17,080	Geberit Plumbing Supplies	4,612,082
1,560	Sika Chemicals for Construction & Industrial Applications	4,547,089
5,291	INFICON Provider of Analysis, Measurement & Control Products for Gas Leak Detection	1,696,677
37,840	Zehnder Radiators & Heat Recovery Ventilation Systems	1,686,241
		19,661,445
	Sweden — 2.0%
265,727	Hexagon Design, Measurement & Visualization Software & Equipment	8,013,116
315,345	Sweco Engineering Consultants	4,072,640
83,593	Unibet European Online Gaming Operator	3,355,843
		15,441,599
	Denmark — 1.8%
158,797	SimCorp Software for Investment Managers	5,343,064
128,911	Novozymes Industrial Enzymes	4,931,405
76,503	Jyske Bank (a) Danish Bank	3,799,409
		14,073,878
	Finland — 1.4%
59,200	Vacon Leading Independent Manufacturer of Variable Speed Alternating Current Drives	4,661,165
143,206	Tikkurila Decorative & Industrial Paint in Scandinavia & Central & Eastern Europe	3,816,605
74,000	Konecranes Manufacture & Service of Industrial Cranes & Port Handling Equipment	2,491,761
		10,969,531
	Spain — 1.4%
587,190	Dia Leading Hard Discounter in Spain, Latin America & the Eastern Mediterranean	5,091,183
54,000	Viscofan Sausage Casings Maker	3,087,989
68,058	Bolsas y Mercados Españoles Spanish Stock Markets	2,159,556
		10,338,728
	Norway — 1.1%
324,911	Atea
	Leading Nordic IT Hardware/Software Reseller & Installation Company	3,417,556
126,000	Subsea 7 Offshore Subsea Contractor	2,619,216
275,404	Orkla Food & Brands, Aluminum, Chemicals Conglomerate	2,006,019
		8,042,791

Number of Shares		Value
	Russia — 0.8%
112,297	Yandex (a) Search Engine for Russian & Turkish Languages	$4,089,857
43,200	QIWI - ADR Electronic Payments Network Serving Russia & the Commonwealth of Independent States	1,350,432
412,671	Moscow Exchange Russia’s Main Exchange for Stocks, Bonds, Derivatives, Currencies & Repo	790,279
		6,230,568
	Italy — 0.6%
289,000	Pirelli Global Tire Supplier	3,763,123
447,768	Geox (b) Apparel & Shoe Maker	1,223,641
		4,986,764
	Kazakhstan — 0.5%
494,896	Halyk Savings Bank of Kazakhstan - GDR Largest Retail Bank & Insurer in Kazakhstan	3,909,678
	Iceland — 0.5%
1,700,000	Marel (g)	1,807,759
2,404,301	Marel (g) Largest Manufacturer of Poultry & Fish Processing Equipment	1,757,741
		3,565,500
	Belgium — 0.4%
42,093	EVS Broadcast Equipment Digital Live Mobile Production Software & Systems	2,715,733
	Turkey — 0.3%
172,830	Bizim Toptan Cash & Carry Stores in Turkey	2,233,045
	Portugal — 0.2%
408,217	Redes Energéticas Nacionais Portuguese Power Transmission & Gas Transportation	1,220,487
	Total Europe	257,847,106

	Other Countries — 14.6%

	South Africa — 4.2%
1,305,381	Coronation Fund Managers South African Fund Manager	8,919,015
75,713	Naspers Media in Africa, China, Russia & Other Emerging Markets	7,001,318
1,872,183	Rand Merchant Insurance Directly Sold Property & Casualty Insurance; Holdings in Other Insurers	4,989,877
218,654	Massmart Holdings General Merchandise, Food & Home Improvement Stores; Wal-Mart Subsidiary	3,661,274
835,245	Northam Platinum (a) Platinum Mining in South Africa	3,527,242
254,433	Mr. Price South African Retailer of Apparel, Household & Sporting Goods	3,523,708
		31,622,434
	Canada — 4.0%
120,663	CCL Industries Largest Global Label Converter	8,004,371
106,322	ShawCor Oil & Gas Pipeline Products	4,483,887
313,128	CAE Flight Simulator Equipment & Training Centers	3,429,041
62,856	Onex Capital Private Equity	3,301,305
164,817	DeeThree Exploration (a)	1,462,480
158,516	DeeThree Exploration (a) (c) Canadian Oil & Gas Producer	1,378,438
59,424	AG Growth (b) Leading Manufacturer of Augers & Grain Handling Equipment	2,241,272
65,101	Black Diamond Group (b) Provides Accommodations/Equipment for Oil Sands Development	1,556,028
202,168	Horizon North Logistics (b) Provides Diversified Oil Service Offering in Northern Canada	1,424,921
79,213	Alliance Grain Traders Global Leader in Pulse Processing & Distribution	1,142,765
26,123	Baytex (b) Oil & Gas Producer in Canada	1,078,092
53,000	Athabasca Oil Sands (a) Oil Sands & Unconventional Oil Development	403,912
195,271	Pan Orient (a) Growth-oriented, Return-focused Asian Explorer	392,419
		30,298,931
	Australia — 2.9%
970,000	IAG General Insurance Provider	5,317,393
1,030,000	Challenger Financial Largest Annuity Provider	5,289,827

Number of Shares		Value
	Australia — 2.9% (cont)
314,850	Domino’s Pizza Enterprises Domino’s Pizza Operator in Australia/New Zealand & France/Benelux	$4,006,439
945,867	SAI Global Publishing, Certification, Compliance Services	3,921,471
2,347,629	Commonwealth Property Office Fund Australia Prime Office REIT	2,500,754
118,395	Austbrokers Local Australian Small Business Insurance Broker	1,235,944
		22,271,828
	United States — 2.5%
91,616	Atwood Oceanics (a) Offshore Drilling Contractor	5,042,545
124,722	Textainer Group Holdings (b) Top International Container Leaser	4,723,222
96,621	Rowan (a) Contract Offshore Driller	3,547,923
57,853	FMC Technologies (a) Oil & Gas Well Head Manufacturer	3,206,213
43,084	Hornbeck Offshore (a) Supply Vessel Operator in U.S. Gulf of Mexico	2,474,745
		18,994,648
	New Zealand — 0.5%
1,200,000	Auckland International Airport Auckland Airport	3,303,345
162,286	Sky City Entertainment Casino/Entertainment Complex	540,485
		3,843,830
	Israel — 0.5%
78,000	Caesarstone (a) Quartz Countertops	3,563,040
	Total Other Countries	110,594,711

	Latin America — 5.2%

	Brazil — 1.9%
370,000	Localiza Rent A Car Car Rental	5,542,571
5,105,219	Beadell Resources (a) Gold Mining in Brazil	4,424,997
600,000	Odontoprev Dental Insurance	2,650,363
100,000	Linx Retail Management Software in Brazil	1,680,729
		14,298,660
	Mexico — 1.8%
1,784,220	Genomma Lab Internacional (a) Develops, Markets & Distributes Consumer Products	4,075,647
601,000	Gruma (a) Tortilla Producer & Distributor	3,351,770
1,305,000	Qualitas Leading Auto Insurer in Mexico & Central America	3,175,389
20,000	Grupo Aeroportuario del Sureste - ADR Mexican Airport Operator	2,177,200
290,256	Bolsa Mexicana de Valores Mexico’s Stock Exchange	693,847
		13,473,853
	Chile — 0.6%
80,000	Sociedad Quimica y Minera de Chile - ADR Producer of Specialty Fertilizers, Lithium & Iodine	2,444,000
2,300,000	Empresas Hites Mass Retailer for the Lower Income Strata	2,105,429
		4,549,429
	Guatemala — 0.3%
149,268	Tahoe Resources (a) Silver Project in Guatemala	2,686,694
	Uruguay — 0.3%
230,870	Union Agriculture Group (a) (c) (d) Farmland Operator in Uruguay	2,474,926
	Colombia — 0.3%
1,503,000	Isagen (a) Leading Colombian Electricity Provider	2,302,252
	Total Latin America	39,785,814

Total Equities (Cost: $524,917,722) — 98.3%		747,707,482	(h)

	Short-Term Investments — 2.3%

17,517,986	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	17,517,986

Total Short-Term Investments (Cost: $17,517,986) — 2.3%		17,517,986

Number of Shares		Value
Securities Lending Collateral — 0.8%
6,439,408	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (i)	$6,439,408

Total Securities Lending Collateral (Cost: $6,439,408)		6,439,408

Total Investments (Cost: $548,875,116)(j) — 101.4%		771,664,876 (k)

Obligation to Return Collateral for Securities Loaned — (0.8)%		(6,439,408)

Cash and Other Assets Less Liabilities — (0.6)%		(3,842,944)

Net Assets — 100.0%		$761,382,524

ADR                     American Depositary Receipts

GDR                     Global Depositary Receipts

REIT                  Real Estate Investment Trust

> Notes to Statement of Investments

(a)                       Non-income producing security.

(b)                       All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $6,130,074.

(c)                        Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  At September 30, 2013, the market value of these securities amounted to $6,829,655, which represented 0.90% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	2/23/10 - 9/26/13	3,249,542	$1,512,012	$2,976,291
Union Agriculture Group	12/8/10 - 6/27/12	230,870	2,649,999	2,474,926
DeeThree Exploration	9/7/10	158,516	413,939	1,378,438
			$4,575,950	$6,829,655

(d)                       Illiquid security.

(e)                        Units represent shares of security and related put options received through company restructuring. Additional information on the purchased options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date(1)
Archipelago Resources	3,249,542	GBP	0.58	October 31, 2014

GBP - British Pound

(1)Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement.

(f)                         Security is traded on a U.S. exchange.

(g)                        The common stock equity holdings of Marel are stated separately on the Statement of Investments due to the application of the onshore or offshore foreign currency exchange rate.  The appropriate exchange rate is applied to each purchased security lot based on the applicable registration obtained from Marel’s regulatory governing body, the Icelandic Central Bank.

(h)                       On September 30, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$150,574,451	19.8
Euro	104,699,824	13.8
British Pound	80,780,176	10.6
United States Dollar	58,243,057	7.7
Taiwan Dollar	48,746,114	6.4
Hong Kong Dollar	37,863,320	5.0
Other currencies less than 5% of total net assets	266,800,540	35.0
Total Equities	$747,707,482	98.3

(i)                           Investment made with cash collateral received from securities lending activity.

(j)                          At September 30, 2013, for federal income tax purposes, the cost of investments was $548,875,116 and net unrealized appreciation was $222,789,760 consisting of gross unrealized appreciation of $246,768,392 and gross unrealized depreciation of $23,978,632.

(k)                       Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•    Level 1 — quoted prices in active markets for identical securities

•    Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$16,564,861	$319,938,699	$2,976,291	$339,479,851
Europe	7,902,423	249,944,683	—	257,847,106
Other Countries	51,478,181	59,116,530	—	110,594,711
Latin America	32,885,891	4,424,997	2,474,926	39,785,814
Total Equities	108,831,356	633,424,909	5,451,217	747,707,482
Total Short-Term Investments	17,517,986	—	—	17,517,986
Total Securities Lending Collateral	6,439,408	—	—	6,439,408
Total Investments	$132,788,750	$633,424,909	$5,451,217	$771,664,876

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price.

There were no transfers of financial assets between levels 1 and 2 during the period.

The Fund does not hold any significant investments categorized as Level 3.

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

Wanger International Select Report

Wanger International Select	Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
	Equities — 96.3%

	Asia — 47.8%

	Japan — 21.5%
55,000	NGK Spark Plug Automobile Parts	$1,220,670
26,500	Start Today Online Japanese Apparel Retailer	748,536
8,600	Rinnai Gas Appliances for Household & Commercial Use	639,100
179,000	Seven Bank ATM Processing Services	599,629
11,000	Dentsu Advertising Agency	419,620
40	Nippon Prologis REIT (a) Logistics REIT in Japan	400,828
10,800	Toyo Suisan Kaisha Instant Noodle Manufacturer	317,098
220	Orix JREIT Diversified REIT	279,505
29,000	Wacom Computer Graphic Illustration Devices	278,964
6,400	FamilyMart Convenience Store Operator	277,207
14,000	Park24 Parking Lot Operator	249,126
		5,430,283
	Taiwan — 9.2%
645,000	Far EasTone Telecom Taiwan’s Third Largest Mobile Operator	1,607,003
200,000	Taiwan Mobile Taiwan’s Second Largest Mobile Operator	709,383
		2,316,386
	Singapore — 8.5%
618,000	Ascendas REIT Industrial Property Landlord	1,124,445
704,001	Mapletree Logistics Trust Industrial Property Landlord	600,994
384,000	Mapletree Industrial Trust Industrial Property Landlord	413,059
		2,138,498
	Korea — 4.1%
9,948	Kepco Plant Service & Engineering Power Plant & Grid Maintenance	503,208
2,700	CJ Corp Holding Company of Korean Consumer Conglomerate	291,549
4,350	Coway Household Appliance Rental Service Provider	241,214
		1,035,971
	Indonesia — 2.8%
783,000	Archipelago Resources (b) (c) (d) Gold Mining Projects in Indonesia, Vietnam & the Philippines	717,159

	Hong Kong — 1.7%
157,000	Melco International Macau Casino Operator	421,946
	Total Asia	12,060,243

	Europe — 23.0%

	United Kingdom — 9.5%
63,000	Jardine Lloyd Thompson Group International Business Insurance Broker	963,813
28,662	Babcock International Public Sector Outsourcer	554,955
31,000	Smith & Nephew Medical Equipment & Supplies	386,934
19,200	Telecity European Data Center Provider	257,988
5,000	Whitbread The UK’s Leading Hotelier & Coffee Shop	239,921
		2,403,611
	Denmark — 3.4%
9,341	SimCorp Software for Investment Managers	314,298
5,500	Jyske Bank (e) Danish Bank	273,150
7,000	Novozymes Industrial Enzymes	267,780
		855,228
	France — 3.1%
10,600	Neopost (a) Postage Meter Machines	771,934

	Switzerland — 2.1%
2,150	Partners Group Private Markets Asset Management	527,069

	Norway — 1.9%
12,000	Subsea 7 Offshore Subsea Contractor	249,449
30,108	Orkla Food & Brands, Aluminum, Chemicals Conglomerate	219,304
		468,753
	Spain — 1.1%
5,000	Viscofan Sausage Casings Maker	285,925

1

Number of Shares		Value
	Germany — 1.0%
7,400	Wirecard Online Payment Processing & Risk Management	$253,130

	Sweden — 0.9%
7,700	Hexagon Design, Measurement & Visualization Software & Equipment	232,197
	Total Europe	5,797,847

	Other Countries — 18.2%

	Australia — 7.1%
137,000	IAG General Insurance Provider	751,014
118,000	Challenger Financial Largest Annuity Provider	606,019
117,000	Regis Resources (e) Gold Mining in Australia	442,790
		1,799,823
	Canada — 5.6%
14,000	CCL Industries Largest Global Label Converter	928,712
19,000	Goldcorp Gold Mining	494,190
		1,422,902
	South Africa — 2.8%
55,451	Coronation Fund Managers South African Fund Manager	378,869
3,400	Naspers Media in Africa, China, Russia & Other Emerging Markets	314,404
		693,273
	United States — 2.7%
4,600	SM Energy Oil & Gas Producer	355,074
6,000	Atwood Oceanics (e) Offshore Drilling Contractor	330,240
		685,314
	Total Other Countries	4,601,312

	Latin America — 7.3%

	Guatemala — 3.0%
42,000	Tahoe Resources (e) Silver Project in Guatemala	755,963

	Brazil — 2.7%
797,500	Beadell Resources (e) Gold Mining in Brazil	691,241

	Mexico — 1.0%
16,000	Fresnillo Silver & Metal Byproduct Mining in Mexico	252,030

	Uruguay — 0.6%
13,068	Union Agriculture Group (b) (c) (e) Farmland Operator in Uruguay	140,089
	Total Latin America	1,839,323

Total Equities (Cost: $19,373,631) — 96.3%		24,298,725	(f)

	Short-Term Investments — 6.5%
1,650,467	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	1,650,467

Total Short-Term Investments (Cost: $1,650,467) — 6.5%		1,650,467

Securities Lending Collateral — 0.5%
138,800	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (g)	138,800

Total Securities Lending Collateral (Cost: $138,800)		138,800

Total Investments (Cost: $21,162,898)(h) — 103.3%		26,087,992	(i)

Obligation to Return Collateral for Securities Loaned — (0.5)%		(138,800)

Cash and Other Assets Less Liabilities — (2.8)%		(703,837)

Net Assets — 100.0%		$25,245,355

REIT                  Real Estate Investment Trust

2

> Notes to Statement of Investments

(a)                       All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $131,604.

(b)                       Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees.  At September 30, 2013, the market value of these securities amounted to $857,248, which represented 3.40% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares/Units	Cost	Value
Archipelago Resources	12/20/10 - 9/26/13	783,000	$810,985	$717,159
Union Agriculture Group	12/8/10 - 6/27/12	13,068	150,000	140,089
			$960,985	$857,248

(c)                        Illiquid security.

3

(d)                       Units represent shares of security and related put options received through company restructuring. Additional information on the purchased options received is as follows:

Security	Option Shares	Exercise Price		Expiration Date(1)
Archipelago Resources	783,000	GBP	0.58	October 31, 2014

GBP - British Pound

(1)Archipelago Resources is expected to restructure into a new company during 2014. From January 31, 2014, the option is exercisable until the earlier of (i) the date the company is restructured and prices the shares for its initial public offering or (ii) August 13, 2014, subject to extension until the date the company is restructured and prices the shares for its initial public offering (but not later than September 26, 2016). After August 13, 2014, the valuation of the option will fluctuate based upon its fair market value as determined in accordance with the put option agreement.

(e)                        Non-income producing security.

(f)                         On September 30, 2013, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	Percentage of Net Assets
Japanese Yen	$5,430,283	21.5
British Pound	3,372,800	13.3
Australian Dollar	2,491,063	9.9
Taiwan Dollar	2,316,386	9.2
Singapore Dollar	2,138,498	8.5
Canadian Dollar	1,684,676	6.7
United States Dollar	1,319,593	5.2
Euro	1,310,989	5.2
Other currencies less than 5% of total net assets	4,234,437	16.8
Total Equities	$24,298,725	96.3

(g)                        Investment made with cash collateral received from securities lending activity.

(h)                       At September 30, 2013, for federal income tax purposes, the cost of investments was $21,162,898 and net unrealized appreciation was $4,925,094 consisting of gross unrealized appreciation of $5,370,557 and gross unrealized depreciation of $445,463.

(i)                           Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

At September 30, 2013, the Fund had entered into the following forward foreign currency exchange contracts:

Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell	Principal Amount in Foreign Currency	Principal Amount in U.S. Dollar	Settlement Date	Unrealized Appreciation (Depreciation)
USD	ZAR	6,000,840	$600,000	10/15/13	$3,540

The counterparty for all forward foreign currency exchange contracts is State Street Bank and Trust Company.

USD - United States Dollar

ZAR - South African Rand

4

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

•    Level 1 — quoted prices in active markets for identical securities

•    Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•    Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Asia	$—	$11,343,084	$717,159	$12,060,243
Europe	—	5,797,847	—	5,797,847
Other Countries	2,108,216	2,493,096	—	4,601,312
Latin America	755,963	943,271	140,089	1,839,323
Total Equities	2,864,179	20,577,298	857,248	24,298,725
Total Short-Term Investments	1,650,467	—	—	1,650,467
Total Securities Lending Collateral	138,800	—	—	138,800
Total Investments	$4,653,446	$20,577,298	$857,248	$26,087,992
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	—	3,540	—	3,540
Total	$4,653,446	$20,580,838	$857,248	$26,091,532

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Foreign equities are generally valued at the last sale price on the foreign exchange or market on which they trade. The Fund may use a statistical fair valuation model, in accordance with the policy adopted by the Board, provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. These models take into account available market data including intraday index, ADR, and ETF movements. Forward foreign currency exchange contracts are valued at the prevailing forward exchange rate of the underlying currencies.

There were no transfers of financial assets between levels 1 and 2 during the period.

5

The following table reconciles asset balances for the period ending September 30, 2013, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013
Equities
Asia	$—	$—	$(45,589)	$52,798	$—	$709,950	$—	$717,159
Latin America	133,816	—	6,273	—	—	—	—	140,089
	$133,816	$—	$(39,316)	$52,798	$—	$709,950	$—	$857,248

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

The change in unrealized depreciation attributed to securities owned at September 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $(39,316).

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 9/30/13	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	$717,159	Discounted cash flow	Enterprise valuation and illiquid discount	5% — 22.7%

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

6

Wanger Select Report

Wanger Select	Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
	Equities — 98.6%

	Industrial Goods & Services — 25.4%

	Machinery — 19.4%
336,000	Ametek Aerospace/Industrial Instruments	$15,462,720
260,000	Donaldson Industrial Air Filtration	9,913,800
108,000	Pall Life Science, Water & Industrial Filtration	8,320,320
173,000	Kennametal Consumable Cutting Tools	7,888,800
84,000	Nordson Dispensing Systems for Adhesives & Coatings	6,184,920
		47,770,560
	Outsourcing Services — 2.5%
221,000	Quanta Services (a) Electrical & Telecom Construction Services	6,079,710

	Industrial Materials & Specialty Chemicals — 2.0%
70,000	FMC Corporation Niche Specialty Chemicals	5,020,400

	Industrial Distribution — 1.0%
24,149	Airgas Industrial Gas Distributor	2,561,001

	Other Industrial Services — 0.5%
30,000	Forward Air Freight Transportation Between Airports	1,210,500
	Total Industrial Goods & Services	62,642,171

	Information — 24.3%

	Mobile Communications — 5.5%
99,000	SBA Communications (a) Communications Towers	7,965,540
78,000	Crown Castle International (a) Communications Towers	5,696,340
		13,661,880
	Computer Services — 4.9%
573,112	WNS - ADR (India) (a) Offshore Business Process Outsourcing Services	12,161,437

	Instrumentation — 4.6%
30,000	Mettler-Toledo International (a) Laboratory Equipment	7,202,700
140,000	Trimble Navigation (a) GPS-based Instruments	4,159,400
		11,362,100
	Computer Hardware & Related Equipment — 3.9%
125,000	Amphenol Electronic Connectors	9,672,500

	Telecommunications Equipment — 2.0%
57,000	F5 Networks (a) Internet Traffic Management Equipment	4,888,320

	Contract Manufacturing — 1.5%
210,000	Sanmina-SCI (a) Electronic Manufacturing Services	3,672,900

	Business Software — 1.4%
40,000	Ansys (a) Simulation Software for Engineers & Designers	3,460,800

	Semiconductors & Related Equipment — 0.5%
150,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	1,116,000
	Total Information	59,995,937

	Finance — 16.5%

	Banks — 5.1%
126,000	City National Bank & Asset Manager	8,399,160
275,000	Associated Banc-Corp Midwest Bank	4,259,750
		12,658,910
	Insurance — 4.8%
830,000	CNO Financial Group Life, Long-term Care & Medical Supplement Insurance	11,952,000

	Credit Cards — 4.0%
194,000	Discover Financial Services Credit Card Company	9,804,760

	Brokerage & Money Management — 2.6%
205,000	SEI Investments Mutual Fund Administration & Investment Management	6,336,550
	Total Finance	40,752,220

	Consumer Goods & Services — 16.4%

	Travel — 7.2%
465,000	Hertz (a) Largest U.S. Rental Car Operator	10,304,400
68,000	Vail Resorts Ski Resort Operator & Developer	4,717,840

1

Number of Shares		Value
	Travel — 7.2% (cont)
63,000	Choice Hotels Franchisor of Budget Hotel Brands	$2,720,970
		17,743,210
	Retail — 4.2%
36,000	ULTA (a) Specialty Beauty Product Retailer	4,300,560
48,000	Casey’s General Stores Owner/Operator of Convenience Stores	3,528,000
66,000	Best Buy Consumer Electronic Specialty Retailer	2,475,000
		10,303,560
	Other Consumer Services — 3.0%
77,000	Lifetime Fitness (a) Sport & Fitness Club Operator	3,963,190
125,000	Blackhawk Network (a) (b) Third Party Distributer of Prepaid Content, Mostly Gift Cards	3,003,750
234,665	IFM Investments (Century 21 China RE) - ADR (China) (a) Real Estate Services in China	422,397
		7,389,337
	Apparel — 1.2%
26,000	PVH Apparel Wholesaler & Retailer	3,085,940

	Educational Services — 0.7%
52,625	ITT Educational Services (a) (b) Post-secondary Degree Services	1,631,375

	Food & Beverage — 0.1%
307,000	GLG Life Tech (Canada) (a) Produce an All-natural Sweetener Extracted from the Stevia Plant	250,357
	Total Consumer Goods & Services	40,403,779

	Energy & Minerals — 7.2%

	Oil & Gas Producers — 4.2%
967,259	Canacol (Colombia) (a) Oil Producer in South America	4,141,170
6,150,000	Shamaran Petroleum (Iraq) (a) Oil Exploration & Production in Kurdistan	2,298,675
114,000	Pacific Rubiales Energy (Colombia) Oil Production & Exploration in Colombia	2,251,114
3,600,000	Canadian Overseas Petroleum (United Kingdom) (a) (c)	1,045,871
184,000	Canadian Overseas Petroleum (United Kingdom) (a)	56,269
1,800,000	Canadian Overseas Petroleum - Warrants (United Kingdom) (a) (c) (d) Oil & Gas Exploration/Production in the North Sea	1,795
8,714,000	Petrodorado Energy (Colombia) (a) Oil & Gas Exploration & Production in Colombia, Peru & Paraguay	338,391
2,575,000	Petromanas (Canada) (a) Exploring for Oil in Albania	337,484
		10,470,769
	Agricultural Commodities — 1.1%
261,363	Union Agriculture Group (Uruguay) (a) (c) (d) Farmland Operator in Uruguay	2,801,811

	Oil Services — 1.1%
75,000	Rowan (a) Contract Offshore Driller	2,754,000

	Mining — 0.6%
425,000	Kirkland Lake Gold (Canada) (a) Gold Mining	1,431,727

	Alternative Energy — 0.2%
535,000	Synthesis Energy Systems (China) (a) Owner/Operator of Gasification Plants	396,970
	Total Energy & Minerals	17,855,277

	Health Care — 6.0%

	Medical Supplies — 4.1%
136,000	Cepheid (a) Molecular Diagnostics	5,309,440
46,000	Henry Schein (a) Largest Distributor of Healthcare Products	4,770,200
		10,079,640
	Biotechnology & Drug Delivery — 1.9%
106,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	4,645,980
	Total Health Care	14,725,620

	Other Industries — 2.8%

	Real Estate — 2.8%
125,000	Post Properties Multifamily Properties	5,627,500

2

Number of Shares		Value
	Real Estate — 2.8% (cont)
75,000	Biomed Realty Trust Life Science-focused Office Buildings	$1,394,250
		7,021,750
	Total Other Industries	7,021,750

Total Equities (Cost: $159,386,544) — 98.6%		243,396,754	(e)

	Short-Term Investments — 1.1%
1,864,233	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	1,864,233
683,458	JPMorgan U.S. Government Money Market Fund, Capital Shares (7 day yield of 0.01%)	683,458
Total Short-Term Investments (Cost: $2,547,691) — 1.1%		2,547,691

Securities Lending Collateral — 0.3%
783,425	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (f)	783,425
Total Securities Lending Collateral (Cost: $783,425)		783,425

Total Investments (Cost: $162,717,660)(g) — 100.0%		246,727,870	(h)

Obligation to Return Collateral for Securities Loaned — (0.3)%		(783,425)

Cash and Other Assets Less Liabilities — 0.3%		858,803

Net Assets — 100.0%		$246,803,248

ADR                     American Depositary Receipts

3

> Notes to Statement of Investments

(a)	Non-income producing security.
(b)	All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $764,160.
(c)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued at fair value determined in good faith under consistently applied procedures established by the Board of Trustees. At September 30, 2013, the market value of these securities amounted to $3,849,477, which represented 1.56% of total net assets. Additional information on these securities is as follows:

	Security	Acquisition Dates	Shares/Units	Cost	Value
	Union Agriculture Group	12/8/10 - 6/27/12	261,363	$2,999,999	$2,801,811
	Canadian Overseas Petroleum	11/24/10	3,600,000	1,539,065	1,045,871
	Canadian Overseas Petroleum - Warrants	11/24/10	1,800,000	225,295	1,795
			$4,764,359		$3,849,477

(d)	Illiquid security.
(e)	On September 30, 2013, the market value of foreign securities represented 11.32% of total net assets. The Fund’s foreign portfolio was diversified as follows:

	Country		Value		Percentage of Net Assets
	India			$12,161,437	4.93
	Colombia		6,730,675		2.73
	Uruguay		2,801,811		1.13
	Iraq		2,298,675		0.93
	Canada		2,019,567		0.82
	United Kingdom		1,103,935		0.45
	China		819,367		0.33
	Total Foreign Portfolio			$27,935,467	11.32

(f)	Investment made with cash collateral received from securities lending activity.
(g)

At September 30, 2013, for federal income tax purposes, the cost of investments was $162,717,660 and net unrealized appreciation was $84,010,210 consisting of gross unrealized appreciation of $96,011,873 and gross unrealized depreciation of $12,001,663.

(h)	Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

4

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Industrial Goods & Services	$62,642,171	$—	$—	$62,642,171
Information	59,995,937	—	—	59,995,937
Finance	40,752,220	—	—	40,752,220
Consumer Goods & Services	40,403,779	—	—	40,403,779
Energy & Minerals	14,005,800	1,047,666	2,801,811	17,855,277
Health Care	14,725,620	—	—	14,725,620
Other Industries	7,021,750	—	—	7,021,750
Total Equities	239,547,277	1,047,666	2,801,811	243,396,754
Total Short-Term Investments	2,547,691	—	—	2,547,691
Total Securities Lending Collateral	783,425	—	—	783,425
Total Investments	$242,878,393	$1,047,666	$2,801,811	$246,727,870

The Fund’s assets assigned to the Level 2 input category are generally valued using a market approach, in which a security’s value is determined through its correlation to prices and information from observable market transactions for similar or identical assets. Securities acquired via private placement that have a holding period or an extended settlement period are valued at a discount to the same shares that are trading freely on the market. These discounts are determined by the investment manager’s experience with similar securities or situations. Factors may include, but are not limited to, trade volume, shares outstanding and stock price. Warrants which do not trade are valued as a percentage of the actively trading common stock using a model, based on Black Scholes.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1	Level 2	Level 1	Level 2
$80,127	$—	$—	$80,127

Financial assets were transferred from Level 2 to Level 1 as trading resumed during the period.

The following table reconciles asset balances for the period ending September 30, 2013, in which significant observable and/or unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2012	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of September 30, 2013
Equities
Energy & Minerals	$2,676,357	$—	$125,454	$—	$—	$—	$—	$2,801,811
	$2,676,357	$—	$125,454	$—	$—	$—	$—	$2,801,811

The information in the above reconciliation table represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

5

The change in unrealized appreciation depreciation attributed to securities owned at September 30, 2013, which were valued using significant unobservable inputs (Level 3), amounted to $125,454.

Quantitative information pertaining to Level 3 unobservable fair value measurements

	Fair Value at 9/30/13	Valuation Technique(s)	Unobservable Input(s)	Range (Weighted Average)
Equities	$2,801,811	Market comparable companies	Discount for lack of marketability	0% to 5% (-8%)

Certain common stock classified as Level 3 are valued at fair value, using a market approach, as determined in good faith under consistently applied procedures established by and under the general supervision of the Board. To determine fair value for these securities, for which no market exists, the Committee utilizes the valuation technique it deems most appropriate in the circumstances, using some unobservable inputs, which may include, but are not limited to, trades of similar securities, estimated earnings of the company, market multiples derived from a set of comparable companies, and the position of the security within the company’s capital structure. Significant increases or decreases to any of these inputs could result in a significantly lower or higher fair value measurement.

6

Wanger USA Report

Wanger USA	Statement of Investments (Unaudited), September 30, 2013

Number of Shares		Value
	Equities — 99.8%

	Information — 28.5%

	Business Software — 10.1%
448,000	Informatica (a) Enterprise Data Integration Software	$17,458,560
198,000	Ansys (a) Simulation Software for Engineers & Designers	17,130,960
237,000	Micros Systems (a) Information Systems for Hotels, Restaurants & Retailers	11,835,780
163,000	SPS Commerce (a) Supply Chain Management Software Delivered Via the Web	10,907,960
95,000	NetSuite (a) End-to-end IT Systems Solution Delivered Over the Web	10,254,300
83,000	Concur Technologies (a) Web Enabled Cost & Expense Management Software	9,171,500
165,000	RealPage (a) (b) Software for Managing Rental Properties Delivered Via the Web	3,821,400
150,000	Exa (a) Simulation Software	2,323,500
42,000	DemandWare (a) E-Commerce Website Solution for Retailers & Apparel Manufacturers	1,945,860
69,000	E2Open (a) (b) Supply Chain Management Software & Supplier/Partner Network	1,545,600
44,099	Webgroup.com (a) Website Creation & Management for Small Businesses	1,426,162
43,000	Envestnet (a) Technology Platform for Investment Advisors	1,333,000
146,000	InContact (a) Call Center Systems Delivered Via the Web & Telco Services	1,207,420
		90,362,002
	Instrumentation — 4.7%
109,750	Mettler-Toledo International (a) Laboratory Equipment	26,349,877
277,000	IPG Photonics (b) Fiber Lasers	15,597,870
		41,947,747
	Telephone & Data Services — 2.9%
830,000	tw telecom (a) Fiber Optic Telephone/Data Services	24,787,950
197,000	Boingo Wireless (a) Wholesale & Retail Wi-Fi Networks	1,379,000
		26,166,950
	Semiconductors & Related Equipment — 2.1%
281,000	Monolithic Power Systems High Performance Analog & Mixed Signal Integrated Circuits	8,508,680
740,000	Atmel (a) Microcontrollers, Radio Frequency & Memory Semiconductors	5,505,600
86,000	Ultratech (a) Semiconductor Equipment	2,605,800
25,000	Hittite Microwave (a) Radio Frequency, Microwave & Millimeterwave Semiconductors	1,633,750
		18,253,830
	Computer Services — 2.0%
333,000	ExlService Holdings (a) Business Process Outsourcing	9,483,840
175,000	WNS - ADR (India) (a) Offshore Business Process Outsourcing Services	3,713,500
405,000	RCM Technologies Technology & Engineering Services	2,442,150
297,522	Hackett Group IT Integration & Best Practice Research	2,121,332
		17,760,822
	Gaming Equipment & Services — 2.0%
240,000	Bally Technologies (a) Slot Machines & Software	17,294,400

	Telecommunications Equipment — 1.3%
275,800	Finisar (a) Optical Subsystems & Components	6,241,354
235,000	Ixia (a) Telecom Network Test Equipment	3,682,450
135,000	Infinera (a) Optical Networking Equipment	1,526,850
		11,450,654
	Computer Hardware & Related Equipment — 1.1%
397,000	II-VI (a) Laser Optics & Specialty Materials	7,471,540
41,000	Rogers (a) Printed Circuit Materials & High-performance Foams	2,438,680
		9,910,220
	Financial Processors — 0.8%
91,000	Global Payments Credit Card Processor	4,648,280
80,000	Liquidity Services (a) (b) E-Auctions for Surplus & Salvage Goods	2,684,800
		7,333,080
	Contract Manufacturing — 0.7%
97,000	Plexus (a) Electronic Manufacturing Services	3,608,400

1

Number of Shares		Value
	Contract Manufacturing — 0.7% (cont)
165,000	Sanmina-SCI (a) Electronic Manufacturing Services	$2,885,850
		6,494,250
	Business Information & Marketing Services — 0.5%
291,200	Navigant Consulting (a) Financial Consulting Firm	4,501,952
	Internet Related — 0.3%
76,847	RetailMeNot (a) Digital Coupon Marketplace	2,733,448
	Total Information	254,209,355

	Industrial Goods & Services — 19.4%

	Machinery — 15.5%
457,200	Nordson Dispensing Systems for Adhesives & Coatings	33,663,636
640,000	Ametek Aerospace/Industrial Instruments	29,452,800
580,000	Donaldson Industrial Air Filtration	22,115,400
187,000	Moog (a) Motion Control Products for Aerospace, Defense & Industrial Markets	10,971,290
297,300	ESCO Technologies Automatic Electric Meter Readers	9,879,279
124,000	HEICO FAA Approved Aircraft Replacement Parts	6,217,360
124,000	Kennametal Consumable Cutting Tools	5,654,400
24,000	Middleby (a) Manufacturer of Cooking Equipment	5,013,840
100,000	Oshkosh Corporation (a) Specialty Truck Manufacturer	4,898,000
88,736	Toro Turf Maintenance Equipment	4,822,802
80,000	Generac Standby Power Generators	3,411,200
48,000	Dorman Products Aftermarket Auto Parts Distributor	2,378,400
		138,478,407
	Industrial Materials & Specialty Chemicals — 1.7%
234,000	Drew Industries RV & Manufactured Home Components	10,656,360
157,000	Polyone Intermediate Stage Chemicals Producer	4,821,470
		15,477,830
	Electrical Components — 1.0%
64,000	Acuity Brands Commercial Lighting Fixtures	5,889,280
134,000	Thermon (a) Global Engineered Thermal Solutions	3,096,740
		8,986,020
	Other Industrial Services — 0.5%
80,000	KAR Auction Services Auto Auctions	2,256,800
47,000	Forward Air Freight Transportation Between Airports	1,896,450
5,625	TrueBlue (a) Temporary Industrial Labor	135,056
		4,288,306
	Industrial Distribution — 0.4%
26,000	WESCO International (a) Industrial Distributor	1,989,780
60,000	MRC Global (a) Industrial Distributor	1,608,000
		3,597,780
	Construction — 0.3%
58,000	Fortune Brands Home & Security Home Building Supplies & Small Locks	2,414,540
	Total Industrial Goods & Services	173,242,883

	Consumer Goods & Services — 14.5%

	Travel — 4.7%
659,500	Avis Budget Group (a) Second Largest Car Rental Company	19,013,385
400,000	Hertz (a) Largest U.S. Rental Car Operator	8,864,000
253,000	Ryman Hospitality Properties (b) Convention Hotels	8,731,030
85,000	Choice Hotels Franchisor of Budget Hotel Brands	3,671,150
72,000	HomeAway (a) Vacation Rental Online Marketplace	2,016,000
		42,295,565
	Retail — 2.9%
382,000	Pier 1 Imports Home Furnishing Retailer	7,456,640
120,500	Shutterfly (a) Internet Photo-centric Retailer	6,733,540
74,000	Casey’s General Stores Owner/Operator of Convenience Stores	5,439,000
75,000	Abercrombie & Fitch Teen Apparel Retailer	2,652,750
70,000	Fifth & Pacific Companies (a) Global Lifestyle Brand	1,759,100
25,000	Restoration Hardware Holdings (a) Specialty Home Furnishing Retailer	1,583,750

2

Number of Shares		Value
	Retail — 2.9% (cont)
116,229	Gaiam (a) Healthy Living Catalogs & E-Commerce, Non-theatrical Media	$582,307
		26,207,087
	Furniture & Textiles — 2.3%
178,561	Caesarstone (Israel) (a) Quartz Countertops	8,156,667
474,000	Knoll Office Furniture	8,029,560
135,000	Interface Modular Carpet	2,678,400
65,000	Herman Miller Office Furniture	1,896,700
		20,761,327
	Other Consumer Services — 1.5%
194,000	Lifetime Fitness (a) Sport & Fitness Club Operator	9,985,180
132,500	Blackhawk Network (a) Third Party Distributer of Prepaid Content, Mostly Gift Cards	3,183,975
		13,169,155
	Consumer Goods Distribution — 1.4%
194,000	Pool Swimming Pool Supplies & Equipment Distributor	10,889,220
28,000	United Natural Foods (a) Natural/Organic Food Distributor	1,882,160
		12,771,380
	Food & Beverage — 0.5%
142,725	Boulder Brands (a) Healthy Food Products	2,289,309
53,000	B&G Foods Acquirer of Small Food Brands	1,831,150
		4,120,459
	Other Durable Goods — 0.4%
156,000	Select Comfort (a) Specialty Mattresses	3,798,600

	Nondurables — 0.4%
70,000	Helen of Troy (a) Personal Care, Housewares, Healthcare & Home Environment Products	3,094,000

	Restaurants — 0.2%
49,000	Fiesta Restaurant Group (a) Owns/Operates Two Restaurant Chains: Pollo Tropical & Taco Cabana	1,845,340

	Apparel — 0.2%
250,000	Quiksilver (a) Action Sports Lifestyle Branded Apparel & Footwear	1,757,500
	Total Consumer Goods & Services	129,820,413

	Finance — 14.4%

	Banks — 7.6%
373,000	MB Financial Chicago Bank	10,533,520
107,000	SVB Financial Group (a) Bank to Venture Capitalists	9,241,590
253,000	Lakeland Financial Indiana Bank	8,260,450
485,000	Associated Banc-Corp Midwest Bank	7,512,650
103,000	City National Bank & Asset Manager	6,865,980
368,000	TCF Financial Great Lakes Bank	5,255,040
161,194	Hancock Holding Gulf Coast Bank	5,058,268
504,000	Valley National Bancorp (b) New Jersey/New York Bank	5,014,800
666,200	First Busey Illinois Bank	3,470,902
400,000	First Commonwealth Western Pennsylvania Bank	3,036,000
97,700	Sandy Spring Bancorp Baltimore & Washington, D.C. Bank	2,272,502
100,890	Guaranty Bancorp Colorado Bank	1,381,184
		67,902,886
	Finance Companies — 3.6%
91,000	World Acceptance (a) (b) Personal Loans	8,182,720
339,400	CAI International (a) International Container Leasing	7,897,838
174,900	McGrath Rentcorp Temporary Space & IT Rentals	6,243,930
195,040	H & E Equipment Services (a) Heavy Equipment Leasing	5,180,262
115,000	Textainer Group Holdings (b) Top International Container Leaser	4,355,050
		31,859,800
	Savings & Loans — 1.2%
326,600	ViewPoint Financial Texas Thrift	6,750,822
142,000	Berkshire Hills Bancorp Northeast Thrift	3,565,620

3

Number of Shares		Value
	Savings & Loans — 1.2% (cont)
52,011	Simplicity Bancorp Los Angeles Savings & Loan	$808,771
		11,125,213
	Brokerage & Money Management — 0.9%
206,000	SEI Investments Mutual Fund Administration & Investment Management	6,367,460
109,000	Kennedy-Wilson Holdings Global Distressed Real Estate	2,023,040
		8,390,500
	Insurance — 0.6%
27,000	Allied World Holdings Commercial Lines Insurance/Reinsurance	2,683,530
19,000	Enstar Group (a) Insurance/Reinsurance & Related Services	2,595,400
		5,278,930
	Diversified Financial Companies — 0.5%
146,500	Leucadia National Holding Company	3,990,660
	Total Finance	128,547,989

	Health Care — 11.5%

	Biotechnology & Drug Delivery — 6.5%
290,000	Seattle Genetics (a) Antibody-based Therapies for Cancer	12,710,700
171,800	Synageva Biopharma (a) Biotech Focused on Orphan Diseases	10,876,658
299,000	NPS Pharmaceuticals (a) Orphan Drugs & Healthy Royalties	9,511,190
87,804	BioMarin Pharmaceutical (a) Biotech Focused on Orphan Diseases	6,341,205
81,483	Alnylam Pharmaceuticals (a) Biotech Developing Drugs for Rare Diseases	5,215,727
261,000	ARIAD Pharmaceuticals (a) Biotech Focused on Cancer	4,802,400
80,000	Sarepta Therapeutics (a) (b) Biotech Focused on Rare Diseases	3,778,400
201,000	InterMune (a) Drugs for Pulmonary Fibrosis & Hepatitis C	3,089,370
136,000	Coronado Biosciences (a) (b) Development-stage Biotech	954,720
16,591	Ophthotech (a) Biotech Focused on Ophthalmic Drugs	492,918
		57,773,288
	Medical Supplies — 1.8%
314,600	Cepheid (a) Molecular Diagnostics	12,281,984
47,000	Techne Cytokines, Antibodies & Other Reagents for Life Science	3,762,820
		16,044,804
	Health Care Services — 1.3%
486,000	Allscripts Healthcare Solutions (a) Health Care IT	7,226,820
83,000	HealthSouth Inpatient Rehabilitation Facilities	2,861,840
70,000	Envision Healthcare Holdings (a) Provider of Health Care Outsourcing Services	1,822,100
		11,910,760
	Pharmaceuticals — 1.0%
424,000	Akorn (a) Develops, Manufactures & Sells Specialty Generic Drugs	8,344,320
175,100	Alimera Sciences (a) (b) Ophthalmology-focused Pharmaceutical Company	658,376
		9,002,696
	Medical Equipment & Devices — 0.9%
121,000	Sirona Dental Systems (a) Manufacturer of Dental Equipment	8,098,530
	Total Health Care	102,830,078

	Other Industries — 5.8%

	Real Estate — 5.2%
503,000	Extra Space Storage Self Storage Facilities	23,012,250
935,000	Kite Realty Group Community Shopping Centers	5,544,550
119,000	Coresite Realty Data Centers	4,038,860
213,600	Biomed Realty Trust Life Science-focused Office Buildings	3,970,824
411,900	EdR Student Housing	3,748,290
341,000	DCT Industrial Trust Industrial Properties	2,451,790
91,000	St. Joe (a) (b) Florida Panhandle Landowner	1,785,420
119,000	Associated Estates Realty (b) Multifamily Properties	1,774,290
22,500	American Residential Properties (a) Single-family Rental Properties	396,225
		46,722,499

4

Number of Shares		Value
	Transportation — 0.6%
184,487	Rush Enterprises, Class A (a) Truck Sales & Service	$4,890,751
	Total Other Industries	51,613,250

	Energy & Minerals — 5.7%

	Oil & Gas Producers — 2.6%
89,000	SM Energy Oil & Gas Producer	6,869,910
94,000	Rosetta Resources (a) Oil & Gas Producer Exploring in Texas	5,119,240
120,000	Laredo Petroleum (a) Permian Basin Oil Producer	3,561,600
58,000	PDC Energy (a) Oil & Gas Producer in U.S.	3,453,320
68,334	Bill Barrett Corporation (a) (b) Oil & Gas Producer in U.S. Rockies	1,715,867
47,000	Approach Resources (a) Oil & Gas Producer in West Texas Permian	1,235,160
21,444	Carrizo Oil & Gas (a) Oil & Gas Producer	800,075
10,308	Matador Resources (a) Oil & Gas Producer in Texas & Louisiana	168,330
		22,923,502
	Oil Services — 2.1%
250,100	Atwood Oceanics (a) Offshore Drilling Contractor	13,765,504
58,000	Hornbeck Offshore (a) Supply Vessel Operator in U.S. Gulf of Mexico	3,331,520
36,000	Gulfmark Offshore Operator of Offshore Supply Vessels	1,832,040
		18,929,064
	Mining — 1.0%
56,000	Core Labs (Netherlands) Oil & Gas Reservoir Consulting	9,475,760
	Total Energy & Minerals	51,328,326

Total Equities (Cost: $447,741,362) — 99.8%		891,592,294	(c)

	Short-Term Investments — 0.3%
2,613,584	JPMorgan U.S. Government Money Market Fund, Agency Shares (7 day yield of 0.01%)	2,613,584

Total Short-Term Investments (Cost: $2,613,584) — 0.3%		2,613,584

Securities Lending Collateral — 3.1%
27,508,610	Dreyfus Government Cash Management Fund, Institutional Shares (7 day yield of 0.01%) (d)	27,508,610

Total Securities Lending Collateral (Cost: $27,508,610)		27,508,610

Total Investments (Cost: $477,863,556)(e) — 103.2%		921,714,488	(f)

Obligation to Return Collateral for Securities Loaned — (3.1)%		(27,508,610)

Cash and Other Assets Less Liabilities — (0.1)%		(1,052,008)

Net Assets — 100.0%		$893,153,870

ADR                     American Depositary Receipts

5

> Notes to Statement of Investments

(a)                                 Non-income producing security.

(b)                                 All or a portion of this security was on loan at September 30, 2013. The total market value of securities on loan at September 30, 2013 was $26,814,077.

(c)                                  On September 30, 2013, the market value of foreign securities represented 2.39% of total net assets. The Fund’s foreign portfolio was diversified as follows:

Country	Value	Percentage of Net Assets
Netherlands	$9,475,760	1.06
Israel	8,156,666	0.91
India	3,713,500	0.42
Total Foreign Portfolio	$21,345,926	2.39

(d)                                 Investment made with cash collateral received from securities lending activity.

(e)                                  At September 30, 2013, for federal income tax purposes, the cost of investments was $477,863,556 and net unrealized appreciation was $443,850,932 consisting of gross unrealized appreciation of $452,997,313 and gross unrealized depreciation of $9,146,381.

(f)                                   Securities are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments, following the input prioritization hierarchy established by accounting principles generally accepted in the United States of America (GAAP). These inputs are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

• Level 3 — prices determined using significant unobservable inputs where quoted prices or observable inputs are unavailable or less reliable (including management’s own assumptions about the factors market participants would use in pricing an investment)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Examples of the types of securities in which the Fund would typically invest and how they are classified within this hierarchy are as follows. Typical Level 1 securities include exchange traded domestic equities, mutual funds whose NAVs are published each day and exchange traded foreign equities that are not statistically fair valued. Typical Level 2 securities include exchange traded foreign equities that are statistically fair valued, forward foreign currency exchange contracts and short-term investments valued at amortized cost. Additionally, securities fair valued by the Valuation Committee (the Committee) of the Fund’s Board of Trustees (the Board) that rely on significant observable inputs are also included in Level 2. Typical Level 3 securities include any security fair valued by the Committee that relies on significant unobservable inputs.

Under the direction of the Board, the Committee is responsible for carrying out the valuation procedures approved by the Board.

The Committee meets as necessary, and no less frequently than quarterly, to determine fair values for securities for which market quotations are not readily available or for which the investment manager believes that available market quotations are unreliable, to review the appropriateness of the Trust’s Portfolio Pricing Policy and the pricing procedures of the investment manager (the Policies), and to review the continuing appropriateness of the current value of any security subject to the Policies. The Policies address, among other things: circumstances under which market quotations will be deemed readily available; selection of third party pricing vendors; appropriate pricing methodologies; events that require fair valuation and fair value techniques; and circumstances under which securities will be deemed to pose a potential for stale pricing, including when securities are illiquid, restricted, or in default. The Committee may also meet to discuss additional valuation matters, which may include review of back-testing results, review of time-sensitive information or approval of other valuation related actions, and to review the appropriateness of the Policies.

For investments categorized as Level 3, the significant unobservable inputs used in the fair value measurement of the Funds’ securities may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. Significant changes in any of these factors could result in lower or higher fair value measurements. Various factors impact the frequency of monitoring (which may occur as often as daily), however the Committee may determine that changes to inputs, assumptions and models are not required with the same frequency.

6

The following table summarizes the inputs used, as of September 30, 2013, in valuing the Fund’s assets:

Investment Type	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equities
Information	$254,209,355	$—	$—	$254,209,355
Industrial Goods & Services	173,242,883	—	—	173,242,883
Consumer Goods & Services	129,820,413	—	—	129,820,413
Finance	128,547,989	—	—	128,547,989
Health Care	102,830,078	—	—	102,830,078
Other Industries	51,613,250	—	—	51,613,250
Energy & Minerals	51,328,326	—	—	51,328,326
Total Equities	891,592,294	—	—	891,592,294
Total Short-Term Investments	2,613,584	—	—	2,613,584
Total Securities Lending Collateral	27,508,610	—	—	27,508,610
Total Investments	$921,714,488	$—	$—	$921,714,488

There were no transfers of financial assets between levels 1 and 2 during the period.

7

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Charles P. McQuaid
Charles P. McQuaid, President

Date	November 25, 2013

By (Signature and Title)	/s/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	November 25, 2013